SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Operating Results by Segment
The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport Security and Other Aviation Services

			Authentication Technology
	Corporate			Total
Year ended December 31, 2019:
Revenue	$-	$309,548	$23,759	$333,307
Depreciation and amortization	46	1,328	314	1,688
Income (loss) from continuing operations	(11,740)	(2,406)	6,893	(7,253)
Goodwill	-	681	-	681
Total assets from continuing operations	23,381	64,647	35,419	123,447

Year ended December 31, 2018:
Revenue	$-	$329,150	$16,071	$345,221
Depreciation and amortization	45	1,756	96	1,897
Income (loss) from continuing operations	(6,205)	(9,163)	4,304	(11,064)
Goodwill	-	695	-	695
Total assets from continuing operations	329	66,373	8,385	75,087

Year ended December 31, 2017:
Revenue	$-	$292,393	$5,289	$297,682
Depreciation and amortization	46	1,333	37	1,416
Income (loss) from continuing operations	(9,569)	16,078	(644)	5,865
Goodwill	-	1,044	-	1,044
Total assets from continuing operations	4,089	63,742	3,536	71,367

Schedule of Revenues by Geographic Area
The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2019	2018	2017

Germany	$137,207	$134,646	$125,896
The Netherlands	97,700	121,465	103,862
United States	73,719	69,548	54,891
Other countries	24,681	19,562	13,033
Total	$333,307	$345,221	$297,682

Schedule of Property and Equipment, Net by Geographic Regions
The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2019	2018

Germany	$516	$225
The Netherlands	862	1,118
United States	354	624
Other countries	2,854	2,296
Total	$4,586	$4,263